Summary of Significant Accounting Policies - Summary of Changes in Impairment Losses for Credit Risks (Detail) - Credit risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	€ (379)	€ (1,261)
Unused Amounts Reversed	379	962
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(1,425)	(80)
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	(1,425)	(379)
Stage 1 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	(299)	(665)
Unused Amounts Reversed	299	445
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(1,001)	0
Change between Impairment Stages	0	(79)
Amounts written off during the Year as uncollectible	0	0
Ending balance	(1,001)	(299)
Stage 2 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	0	(506)
Unused Amounts Reversed	0	427
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Change between Impairment Stages	0	79
Amounts written off during the Year as uncollectible	0	0
Ending balance	0	0
Stage 2 [member] | Simplified impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	(80)	(90)
Unused Amounts Reversed	80	90
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(424)	(80)
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	(424)	(80)
Stage 3 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	0	0
Stage 3 [member] | Simplified impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	€ 0	€ 0